Supplemental Items	12 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information About Supplemental Items [Abstract]
Supplemental Items

19. Supplemental Items

In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2024, employee compensation costs of $15.6 million (2023 - $15.9 million) were included in operating expenses and $26.9 million (2023 - $24.7 million) were included in general and administrative expenses on a gross basis.